Note 8 - Income Taxes - Schedule of Deferred Tax Assets and Liabilities 1 (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Royalty agreement liabilities	$ 1,587	$ 9,080
Net operating loss	9,179	7,850
Section 174 R&D capitalization	4,548	3,152
Accrued expenses and other	406	364
Orphan drug credit	199	199
Startup costs	95	104
Net deferred tax assets	16,014	20,749
Valuation allowance	(16,014)	(20,749)
Net deferred tax assets	0	0
Decrease (increase) in valuation allowance	$ 4,735	$ (4,637)